PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details) $ in Millions			1 Months Ended																	3 Months Ended	12 Months Ended		60 Months Ended
	Dec. 31, 2023 USD ($)	May 17, 2016 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024	Sep. 30, 2024 USD ($) case	Aug. 31, 2024 USD ($) case	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) lawsuit	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) lawsuit	Dec. 31, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Jul. 31, 2015 USD ($) claim lawsuit	Dec. 31, 2024 USD ($) case	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Income tax payable	$ 185			$ 156						$ 185											$ 156
Provisions	2,065			2,298						2,065											2,298	$ 2,407
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought								$ 97
Number of lawsuits filed | lawsuit																				5
Tax credits recognised in operating income																						300
ArcelorMittal Brasil S.A. | Tax Year 2018
Disclosure of other provisions [line items]
Income tax payable											$ 51
Tax assessment penalty												$ 13
Loss contingency, tax penalty sought, percentage of assessment												50.00%
ArcelorMittal Brasil S.A. | 2019-2020 Tax Period
Disclosure of other provisions [line items]
Number of claims pending | case								11
ArcelorMittal México S.A. de C.V. | Tax Year 2008
Disclosure of other provisions [line items]
Damages sought																					215
ArcelorMittal México S.A. de C.V. | Tax Year 2013
Disclosure of other provisions [line items]
Damages sought																					112
ArcelorMittal Las Truchas | Tax Year 2014
Disclosure of other provisions [line items]
Damages sought	109
ArcelorMittal Las Truchas | 2013 to 2015 Tax Year
Disclosure of other provisions [line items]
Damages sought							$ 190
Tax claims
Disclosure of other provisions [line items]
Income tax payable				267																	267
Provisions	$ 81			$ 79						81											$ 79	$ 73
Tax claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought												$ 132
Value Added Tax | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought		$ 107								1	$ 7		$ 4							$ 73
Percentage of success on claim				0.88
New claims filed, partially reduced | case																					4
Number of leading cases, strengthening defenses | case																					2
Number of tax assessments or claims filed											2		1							9
Value Added Tax | ArcelorMittal Brasil S.A. | Pending
Disclosure of other provisions [line items]
Damages sought										$ 61
Tax assessments related to amortization of goodwill | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Write off of tax assessment									$ 22
Damages sought					$ 19									$ 37		$ 102
Possible write off of net operating loss carryforward																		$ 52
Percentage of success on claim					0.64
Write-off of net operating loss carry forward									$ 7							$ 18
Tax assessments related to amortization of goodwill | ArcelorMittal Brasil S.A. | Tax decision
Disclosure of other provisions [line items]
Percentage of tax assessment anulled			0.78
Write off of tax assessment			$ 339
Damages sought			$ 75
Credits for social security taxes | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought																							$ 37
Tax credits on interstate sales of electricity | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Damages sought																		$ 48	$ 33
Maximum percentage of tax value						1
Retroactive application of new law | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Reduction in tax assessment															$ 7		$ 12
PIS/COFINS Credits | ArcelorMittal Brasil S.A. | 2019-2020 Tax Period
Disclosure of other provisions [line items]
Damages sought								$ 11
Number of tax assessments or claims filed | case							9
Number of claims pending | case							2	10
Corporate Income Tax (IRPJ and CSLL) | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought				$ 51